13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
5vueegu@
028-4000

09/30/2002

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     October 24, 2002

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:   $34803







FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AETNA INCOM     00817Y108     859   24000SH       Sole                     24000
AGILENT COM     00846u101     455   34805SH       Sole                     34805
ANHEUSERCOM     035229103    1581   31245SH       Sole                     31245
BANK OF COM     060505104     722   11320SH       Sole                     11320
BARRICK COM     067901108     404   26000SH       Sole                     26000
BRISTOL-COM     110122108    1025   43085SH       Sole                     43085
CHEVRONTCOM     166764100     785   11332SH       Sole                     11332
CITIGROUCOM     172967101     705   23789SH       Sole                     23789
COMPUTERCOM     204912109     410   42720SH       Sole                     42720
CONAGRA COM     205887102    1526   61395SH       Sole                     61395
CONOCOPHCOM     20825C104    1531   33112SH       Sole                     33112
COUNTRYWCOM     222372104    1123   23815SH       Sole                     23815
DOMINIONCOM     25746U109    1044   20585SH       Sole                     20585
FANNIE MCOM     313586109    1341   22520SH       Sole                     22520
FLEETBOSCOM     339030108     831   40860SH       Sole                     40860
HARTFORDCOM     416515104     447   10900SH       Sole                     10900
HCA INC COM     404119109     879   18455SH       Sole                     18455
HONEYWELCOM     438516106     739   34130SH       Sole                     34130
MATSUSHICOM     576879209     779   75125SH       Sole                     75125
MERCK & COM     589331107     797   17430SH       Sole                     17430
MOTOROLACOM     620076109     669   65755SH       Sole                     65755
NOKIA COCOM     654902204     301   22735SH       Sole                     22735
PHILIP MCOM     718154107    1024   26395SH       Sole                     26395
PRAXAIR COM     74005P104    1071   20960SH       Sole                     20960
PROCTOR COM     742718109    1229   13750SH       Sole                     13750
RAYTHEONCOM     755111507    1087   37110SH       Sole                     37110
ROHM & HCOM     775371107     399   12880SH       Sole                     12880
SBC COMMCOM     78387G103     740   36800SH       Sole                     36800
TEXAS INCOM     882508104     438   29655SH       Sole                     29655
TRANSOCECOM     G90078109     710   34130SH       Sole                     34130
TRAVELERCOM     89420G109     373   28291SH       Sole                     28291
TYCO INTCOM     902124106     943   66900SH       Sole                     66900
VERIZON COM     92343v104     800   29156SH       Sole                     29156
WASHINGTCOM     939322103    1027   32647SH       Sole                     32647
WELLS FACOM     949746101     906   18810SH       Sole                     18810